Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2016	Mar. 08, 2017	Jun. 30, 2016
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Trading Symbol	CIZN
Entity Registrant Name	CITIZENS HOLDING CO /MS/
Entity Central Index Key	0001075706
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		4,882,579
Entity Public Float			$ 97,194,045